Debt, cash and cash equivalents and lease liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Debt, cash and cash equivalents and lease liabilities	Debt, cash and cash equivalents and lease liabilities
D.17.1. Debt, cash and cash equivalents
Changes in Sanofi's financial position during the period were as follows:

(€ million)	2024	2023	2022
Long-term debt	11,791	14,347	14,857
Short-term debt and current portion of long-term debt	4,209	2,045	4,174
Interest rate and currency derivatives used to manage debt	137	139	187
Total debt	16,137	16,531	19,218
Cash and cash equivalents	(7,441)	(8,710)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	76	(28)	(45)
Net debt(a)	8,772	7,793	6,437
(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024, €2,030 million as of December 31, 2023, and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.).
“Net debt” is a non-IFRS financial measure used by management and investors to measure Sanofi’s overall net indebtedness.
Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2024	Amortized cost	Adjustment to debt measured at fair value	December 31, 2024	December 31, 2023	December 31, 2022
Long-term debt	11,791	30	119	11,940	14,546	15,143
Short-term debt and current portion of long-term debt	4,209	4	5	4,218	2,045	4,178
Interest rate and currency derivatives used to manage debt	137		(124)	13	(18)	(48)
Total debt	16,137	34	—	16,171	16,573	19,273
Cash and cash equivalents	(7,441)			(7,441)	(8,710)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	76			76	(28)	(45)
Net debt	8,772	34	—	8,806	7,835	6,492
a) Principal financing transactions during the year
The table below shows the movement in total debt during the period:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2023	Repayments	New borrowings	Other cash flows(a)	Currency translation differences(b)	Reclassification from non-current to current	Other items(c)	December 31, 2024
Long-term debt	14,347	(67)	—	—	63	(2,599)	47	11,791
Short-term debt and current portion of long-term debt	2,045	(605)	—	242	9	2,599	(81)	4,209
Interest rate and currency derivatives used to manage debt	139	—	—	(132)	146	—	(16)	137
Total debt	16,531	(672)	—	110	218	—	(50)	16,137
(a)These amounts mainly comprise €262 million related to the US commercial paper program.
(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(c)These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.
Sanofi did not carry out any bond issues in 2024.
One bond issue was redeemed in 2024: the €600 million issue from April 2016, which was redeemed at maturity on April 5, 2024.
Sanofi exercised an extension option on one of its two syndicated credit facilities linked to social and environmental indicators, thereby extending the maturity of that €4 billion facility (put in place in March 2023) to March 6, 2030.
Consequently, as of December 31, 2024, Sanofi had two syndicated credit facilities to provide liquidity for the purposes of current operations, each of them linked to environmental and social indicators:
•a €4 billion facility maturing December 6, 2027, with no further extension option available; and
•a €4 billion facility maturing March 6, 2030, with no further extension option available.
In line with Sanofi’s commitment to embed sustainable development in the “Play to Win” strategy, those two revolving credit facilities build in an adjustment mechanism that links the credit spread to the attainment of two sustainable development performance indicators:
•for the facility maturing in December 2027: (i) Sanofi’s contribution to polio eradication, and (ii) the reduction in Sanofi’s carbon footprint; and
•for the facility maturing in March 2030: (i) Sanofi’s contribution to improving access to essential medicines in low-income and intermediate-income countries via its Sanofi Global Health non-profit unit, and (ii) the reduction in Sanofi’s carbon footprint.
The table below shows the movement in total debt during prior periods:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2022	Repayments	New borrowings	Other cash flows(a)	Currency translation differences(b)	Reclassification from non-current to current	Other items(c)	December 31, 2023
Long-term debt	14,857	(12)	48	—	(30)	(604)	88	14,347
Short-term debt and current portion of long-term debt	4,174	(3,672)	—	903	(21)	604	57	2,045
Interest rate and currency derivatives used to manage debt	187	—	—	(8)	29	—	(69)	139
Total debt	19,218	(3,684)	48	895	(22)	—	76	16,531
(a)These amounts mainly comprise €946 million related to the US commercial paper program.
(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(c)These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2021	Repayments	New borrowings	Other cash flows	Currency translation differences (a)	Reclassification from non-current to current	Other items(b)	December 31, 2022
Long-term debt	17,123	(11)	1,549	—	56	(3,632)	(228)	14,857
Short-term debt and current portion of long-term debt	3,183	(2,707)	—	43	20	3,632	3	4,174
Interest rate and currency derivatives used to manage debt	(56)	—	—	(373)	366	7	243	187
Total debt	20,250	(2,718)	1,549	(330)	442	7	18	19,218
(a)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(b)These amounts include changes in accrued interest balances and fair value adjustments.
b) Net debt by type, at value on redemption

	2024			2023			2022
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	11,876	2,716	14,592	14,416	718	15,134	15,044	3,817	18,861
Other bank borrowings	64	1,290	1,354	130	1,118	1,248	99	187	286
Other borrowings	—	3	3	—	6	6	—	6	6
Bank credit balances	—	209	209	—	203	203	—	168	168
Interest rate and currency derivatives used to manage debt	—	13	13	—	(18)	(18)	—	(48)	(48)
Total debt	11,940	4,231	16,171	14,546	2,027	16,573	15,143	4,130	19,273
Cash and cash equivalents	—	(7,441)	(7,441)	—	(8,710)	(8,710)	—	(12,736)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	76	76	—	(28)	(28)	—	(45)	(45)
Net debt(a)	11,940	(3,134)	8,806	14,546	(6,711)	7,835	15,143	(8,651)	6,492
(a)Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.)
Bond issues denominated in euros carried out by Sanofi are as follows:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount (€ million)	Type
Sanofi	FR0013505104	March 2020	April 2025	1.000%	1,000	EMTN program
Sanofi	FR0014009KS6	April 2022	April 2025	0.875%	850	Standalone Prospectus
Sanofi	FR0012969038	September 2015	September 2025	1.500%	750	EMTN program
Sanofi	FR0013324340	March 2018	March 2026	1.000%	1,500	EMTN program
Sanofi	FR0012146801	September 2014	September 2026	1.750%	1,510	EMTN program
Sanofi	FR0013201639	September 2016	January 2027	0.500%	1,150	EMTN program
Sanofi	FR0013144003	April 2016	April 2028	1.125%	700	EMTN program
Sanofi	FR0013409844	March 2019	March 2029	0.875%	650	EMTN program
Sanofi	FR0014009KQ0	April 2022	April 2029	1.250%	650	Standalone Prospectus
Sanofi	FR0013324357	March 2018	March 2030	1.375%	2,000	EMTN program
Sanofi	FR0013505112	March 2020	April 2030	1.500%	1,000	EMTN program
Sanofi	FR0013409851	March 2019	March 2034	1.250%	500	EMTN program
Sanofi	FR0013324373	March 2018	March 2038	1.875%	1,250	EMTN program
Bond issues denominated in US dollars carried out by Sanofi under the public bond issue program (shelf registration statement)
registered with the US Securities and Exchange Commission (SEC) comprise:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount ($ million)	Type
Sanofi	US801060AD60	June 2018	June 2028	3.625%	1,000	SEC registered
The “Other borrowings” line mainly comprises participating shares issued between 1983 and 1987, of which 57,844 remain outstanding, with a nominal amount of €9 million.
In order to manage its liquidity needs for current operations, as of December 31, 2024 Sanofi had:
•a syndicated credit facility of €4 billion, drawable in euros and in US dollars, maturing December 6, 2027; and
•a syndicated credit facility of €4 billion, drawable in euros and in US dollars, maturing March 6, 2030.
Sanofi also has two commercial paper programs:
•a €6 billion Negotiable European Commercial Paper program in France, with an average drawdown of €0.1 billion and a maximum drawdown of €0.4 billion during 2024. As of December 31, 2024, this program was not being utilized; and
•a $10 billion Commercial Paper program in the United States, with an average drawdown of $5.8 billion and a maximum drawdown of $8.9 billion during 2024, and an amount of $1.3 billion drawn down as of December 31, 2024.
The financing in place as of December 31, 2024 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking spreads or fees to the credit rating.
c) Debt by maturity, at value on redemption

December 31, 2024		Current	Non-current
(€ million)	Total	2025	2026	2027	2028	2029	2030 and later
Bond issues	14,592	2,716	3,010	1,150	1,666	1,300	4,750
Other bank borrowings	1,354	1,290	32	1	1	1	29
Other borrowings	3	3	—	—	—	—	—
Bank credit balances	209	209	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	13	13	—	—	—	—	—
Total debt	16,171	4,231	3,042	1,151	1,667	1,301	4,779
Cash and cash equivalents	(7,441)	(7,441)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	76	76	—	—	—	—	—
Net debt(a)	8,806	(3,134)	3,042	1,151	1,667	1,301	4,779
(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024; €2,030 million as of December 31, 2023;
and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.).
As of December 31, 2024, the main undrawn confirmed general-purpose credit facilities at holding company level amounted to €8 billion, half of which expired in 2027 and the other half of which expires in 2030.
As of December 31, 2024, no single counterparty represented more than 6% of Sanofi’s undrawn confirmed credit facilities.

December 31, 2023		Current	Non-current
(€ million)	Total	2024	2025	2026	2027	2028	2029 and later
Bond issues	15,134	718	2,600	3,010	1,150	1,606	6,050
Other bank borrowings	1,248	1,118	98	1	1	1	29
Other borrowings	6	6	—	—	—	—	—
Bank credit balances	203	203	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(18)	(18)	—	—	—	—	—
Total debt	16,573	2,027	2,698	3,011	1,151	1,607	6,079
Cash and cash equivalents	(8,710)	(8,710)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(28)	—	—	—	—	—
Net debt	7,835	(6,711)	2,698	3,011	1,151	1,607	6,079

December 31, 2022		Current	Non-current
(€ million)	Total	2023	2024	2025	2026	2027	2028 and later
Bond issues	18,861	3,817	600	2,600	4,160	—	7,684
Other bank borrowings	286	187	61	—	—	—	38
Other borrowings	6	6	—	—	—	—	—
Bank credit balances	168	168	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(48)	(48)	—	—	—	—	—
Total debt	19,273	4,130	661	2,600	4,160	—	7,722
Cash and cash equivalents	(12,736)	(12,736)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(45)	—	—	—	—	—
Net debt	6,492	(8,651)	661	2,600	4,160	—	7,722
d) Debt by interest rate, at value on redemption
The table below splits net debt between fixed and floating rate, and by maturity, as of December 31, 2024. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2025	2026	2027	2028	2029	2030 and later
Fixed-rate debt	14,592	2,716	3,010	1,150	1,666	1,300	4,750
of which euro	13,626
of which US dollar	966
% fixed-rate	90%
Floating-rate debt	1,566	1,502	32	1	1	1	29
of which euro	—
of which US dollar	1,221
% floating-rate	10%
Debt	16,158	4,218	3,042	1,151	1,667	1,301	4,779
Cash and cash equivalents	(7,441)	(7,441)	—	—	—	—	—
of which euro	(2,945)
of which US dollar	(4,204)
% floating-rate	100%
Net debt	8,717	(3,223)	3,042	1,151	1,667	1,301	4,779
Sanofi issues debt in two currencies, the euro and the US dollar, and also invests its cash and cash equivalents in those currencies.
Sanofi also operates cash pooling arrangements to manage the surplus cash and short-term liquidity needs of foreign subsidiaries located outside the euro zone.
To optimize the cost of debt or reduce the volatility of debt and manage its exposure to financial foreign exchange risk, Sanofi uses derivative instruments (interest rate swaps, currency swaps, foreign exchange swaps and forward contracts) that alter the fixed/floating rate split and the currency split of its net debt:

(€ million)	Total	2025	2026	2027	2028	2029	2030 and later
Fixed-rate debt	11,098	(778)	3,010	1,150	1,666	1,300	4,750
of which euro	11,098
of which US dollar	—
% fixed-rate	69%
Floating-rate debt	5,074	5,010	32	1	1	1	29
of which euro	174
of which US dollar	3,507
% floating-rate	31%
Debt	16,171	4,231	3,042	1,151	1,667	1,301	4,779
Cash and cash equivalents	(7,365)	(7,365)	—	—	—	—	—
of which euro	(3,987)
of which US dollar	(1,005)
of which Singapore dollar	(822)
% floating-rate	100%
Net debt	8,806	(3,134)	3,042	1,151	1,667	1,301	4,779
The table below shows the fixed/floating rate split of net debt at value on redemption after taking account of derivative instruments as of December 31, 2023 and December 31, 2022:

(€ million)	2023	%	2022	%
Fixed-rate debt	11,382	69%	16,386	85%
Floating-rate debt	5,191	31%	2,886	15%
Debt	16,573	100%	19,273	100%
Cash and cash equivalents	(8,738)		(12,781)
Net debt	7,835		6,492
The weighted average interest rate on debt as of December 31, 2024 was 1.7% before derivative instruments and 2.1% after derivative instruments. Cash and cash equivalents were invested as of December 31, 2024 at an average rate of 4.2% before derivative instruments and 4.1% after derivative instruments.
The projected full-year sensitivity of net debt to interest rate fluctuations for 2025 is as follows:

Change in short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	34	—
+25 bp	8	—
-25 bp	(8)	—
-100 bp	(34)	—
e) Debt by currency, at value on redemption
The table below shows net debt by currency at December 31, 2024, before and after derivative instruments contracted to convert the foreign-currency net debt of exposed entities into their functional currency:

(€ million)	Before derivative instruments	After derivative instruments
Euro	10,681	7,285
US dollar	(2,017)	2,502
Singapore dollar	(3)	(822)
Hungarian forint	—	(641)
Chinese yuan renminbi	(10)	226
Other currencies	65	256
Net debt	8,717	8,806
The table below shows net debt by currency at December 31, 2023 and 2022, after derivative instruments contracted to convert the foreign currency net debt of exposed entities into their functional currency:

(€ million)	2023	2022
Euro	6,852	10,489
US dollar	1,169	(2,404)
Other currencies	(186)	(1,593)
Net debt	7,835	6,492
f) Market value of net debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	2024	2023	2022
Market value	8,165	7,086	5,227
Value on redemption	8,806	7,835	6,492
The fair value of net debt is determined by reference to quoted market prices at the balance sheet date in the case of quoted instruments (level 1 in the IFRS 7 hierarchy, see Note D.12.), and by reference to the fair value of interest rate and currency derivatives used to manage net debt (level 2 in the IFRS 7 hierarchy, see Note D.12.).
g) Future contractual cash flows relating to debt and related derivatives
The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2024		Payments due by period
(€ million)	Total	2025	2026	2027	2028	2029	2030 and later
Debt	17,077	4,328	3,226	1,288	1,780	1,388	5,067
Principal	16,049	4,105	3,047	1,151	1,667	1,300	4,779
Interest(a)	1,028	223	179	137	113	88	288
Net cash flows related to derivative instruments	161	71	34	34	21	1	—
Total	17,238	4,399	3,260	1,322	1,801	1,389	5,067
(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2024.
Future contractual cash flows are shown on the basis of the carrying amount in the balance sheet at the reporting date, without reference to any subsequent management decision that might materially alter the structure of Sanofi’s debt or its hedging policy.
The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2023 and 2022:

December 31, 2023		Payments due by period
(€ million)	Total	2024	2025	2026	2026	2028	2029 and later
Debt	17,710	2,153	2,912	3,187	1,285	1,719	6,454
Principal	16,468	1,917	2,703	3,011	1,151	1,607	6,079
Interest(a)	1,242	236	209	176	134	112	375
Net cash flows related to derivative instruments	143	47	32	23	24	16	1
Total	17,853	2,200	2,944	3,210	1,309	1,735	6,455
(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2023.

December 31, 2022		Payments due by period
(€ million)	Total	2023	2024	2025	2026	2026	2028 and later
Debt	20,408	4,206	868	2,803	3,184	1,283	8,064
Principal	18,932	3,928	661	2,601	3,011	1,151	7,580
Interest(a)	1,476	278	207	202	173	132	484
Net cash flows related to derivative instruments	209	24	60	38	31	31	25
Total	20,617	4,230	928	2,841	3,215	1,314	8,089
(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2022.
D.17.2. Lease liabilities
A maturity analysis of lease liabilities as of December 31, 2024, 2023 and 2022 is set forth below:

		Undiscounted future minimum lease payments
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years	Discounting effect
Total lease liabilities as of December 31, 2024(a)	1,906	377	498	386	819	(174)
Total lease liabilities as of December 31, 2023	2,030	291	448	360	989	(58)
Total lease liabilities as of December 31, 2022	2,181	320	515	436	1,129	(219)
(a)2024 amounts exclude Opella discontinued operations, while 2023 and 2022 include them.
Lease liabilities include leases relating to real estate assets located at Cambridge, MA (United States), which have a lease term of
15 years.